Other Financial Disclosures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Financial Disclosures [Line Items]
Other financial obligations	€ 16,561	€ 3,070
Short-term financial obligations	14,872	3,068
Purchase agreements	4,150	6,896
Short-Term Contracts [Member]
Other Financial Disclosures [Line Items]
Financial obligation	1,153	6,310
Long-Term Contracts [Member]
Other Financial Disclosures [Line Items]
Financial obligation	3,366	4,097
License Agreement with Shareholder [Member]
Other Financial Disclosures [Line Items]
Financial obligation	€ 50	€ 50